Other Income (Expense), Net	12 Months Ended
Dec. 31, 2019
Other Income And Expenses [Abstract]
Other Income (Expense), Net

8. Other income (expense), net

Other income (expense), net consists of the following:

	For the Year Ended December 31,
	2017	2018	2019
	US$’000	US$’000	US$’000
Government grants	—	726	562
Fair value changes of financial instrument	—	—	—
Interest income	31	347	60
Interest expense	—	—	-425
Foreign exchange loss	52	317	72
Loss of convertible promissory notes	(25)	—	—
Depository bank incentive	368	1	155
Customer acquisition incentive	—	—	21,378
Administrative penalties	—	—	-417
Others	82	(138)	-403
	508	1,253	20,982

The Group stopped the legacy marketplace lending platform business in April 2019, and no longer pay customer acquisition incentive, therefore the Group reversed the accrued expenses from accrued customer acquisition incentive in prior years.